Annual Total Returns [BarChart] - NEW ALTERNATIVES FUND - Class A Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(7.28%)
Annual Return 2012	3.49%
Annual Return 2013	30.52%
Annual Return 2014	2.91%
Annual Return 2015	0.82%
Annual Return 2016	6.66%
Annual Return 2017	21.08%
Annual Return 2018	(6.93%)
Annual Return 2019	36.98%
Annual Return 2020	61.76%